Significant accounting policies - Fair value measurement (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets
Financial assets at fair value	kr 298,836	kr 263,961
Financial liabilities at fair value	280,800	244,309
Level 3 | Maximum
Disclosure of fair value measurement of assets
Effect of changing the non-observable parameters	242	214
Level 3 | Minimum
Disclosure of fair value measurement of assets
Effect of changing the non-observable parameters	(243)	(211)
Fair value | Level 2
Disclosure of fair value measurement of assets
Financial assets at fair value	64,000	46,000
Financial liabilities at fair value	kr 32,000	kr 34,000
Percentage of total financial assets	22.00%	18.00%
Percentage of total financial liabilities	12.00%	14.00%
Fair value | Level 3
Disclosure of fair value measurement of assets
Financial assets at fair value	kr 2,000	kr 2,000
Financial liabilities at fair value	kr 54,000	kr 46,000
Percentage of total financial assets	1.00%	1.00%
Percentage of total financial liabilities	19.00%	19.00%